Fair Value Measurement - Summary of Financial Instruments Carried On Consolidated Balance Sheet at Fair Value (Parenthetical) (Detail) - At fair value [member] - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Fair value of other securities	$ 52
Fair value of other asset- backed securities	132	$ 94
Deposits	7,517	5,947
Derivative instruments	350	596
Other liabilities	17	9
other financial liabilities	$ 95	126
FVO securities [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Fair value of other securities		$ 54